SCHEDULE OF INVENTORY (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 218,090	$ 140,745
Work in process	1,082,350	677,301
Finished goods	3,054,909	3,201,205
Inventory, gross	4,355,349	4,019,251
Less: inventory allowance	(152,186)	(1,158,551)
Inventory, net	$ 4,203,163	$ 2,860,700